UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21901

Exact name of registrant as specified in charter:	Aberdeen Global Dynamic Dividend Fund

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2019 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2019

	Shares or Principal Amount	Value
LONG-TERM INVESTMENTS (102.2%)

COMMON STOCKS (99.9%)

AUSTRALIA (1.0%)

Consumer Staples (1.0%)

Treasury Wine Estates Ltd.(a)	121,200	$1,363,986
BRAZIL (3.2%)

Consumer Discretionary (1.1%)

Arezzo Industria e Comercio SA(a)	102,200	1,541,403

Industrials (2.1%)

CCR SA(a)	379,600	1,549,510
Cosan Logistica SA(a)(b)	281,600	1,240,335
		2,789,845
		4,331,248
CANADA (3.3%)

Energy (1.3%)

Enbridge, Inc.	48,400	1,772,408

Industrials (1.0%)

Canadian Pacific Railway Ltd.(c)	6,600	1,352,340

Materials (1.0%)

Barrick Gold Corp.	102,950	1,378,501
		4,503,249
CHINA (0.5%)

Industrials (0.5%)

CRRC Corp. Ltd., Class H(a)	693,650	698,903
FINLAND (2.7%)

Information Technology (1.2%)

Nokia OYJ(a)	264,100	1,668,493

Materials (1.5%)

Stora Enso OYJ, R Shares(a)	85,300	1,147,481
UPM-Kymmene OYJ(a)	32,000	929,335
		2,076,816
		3,745,309
FRANCE (5.0%)

Energy (0.9%)

TOTAL SA, ADR	23,500	1,286,155

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Financials (1.1%)

AXA SA(a)	61,700	$1,430,833

Industrials (1.8%)

Alstom SA(a)	31,500	1,267,234
Bouygues SA(a)	33,900	1,199,830
		2,467,064

Utilities (1.2%)

Veolia Environnement SA(a)	78,100	1,649,913
		6,833,965
GERMANY (3.2%)

Financials (1.2%)

Deutsche Boerse AG(a)	12,100	1,611,090

Health Care (0.9%)

Bayer AG(a)	17,200	1,303,687

Information Technology (1.1%)

Infineon Technologies AG(a)	65,900	1,465,844
		4,380,621
HONG KONG (1.2%)

Financials (1.2%)

AIA Group Ltd.(a)	175,100	1,581,066
INDONESIA (1.3%)

Communication Services (1.3%)

Tower Bersama Infrastructure Tbk PT(a)	4,899,200	1,727,462
ITALY (0.6%)

Financials (0.6%)

Mediobanca Banca di Credito Finanziario SpA(a)	93,800	817,443
JAPAN (4.7%)

Consumer Staples (1.0%)

Japan Tobacco, Inc.(a)	53,700	1,359,455

Financials (0.9%)

Mitsubishi UFJ Financial Group, Inc.(a)	231,200	1,240,138

Health Care (0.6%)

Takeda Pharmaceutic SP ADR(b)	38,258	764,012

Real Estate (2.2%)

Daito Trust Construction Co. Ltd.(a)	12,300	1,708,373
LaSalle Logiport REIT(a)	1,350	1,348,344
		3,056,717

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

LUXEMBOURG (0.9%)

Materials (0.9%)

ArcelorMittal	52,800	$1,240,800
MEXICO (1.2%)

Utilities (1.2%)

Infraestructura Energetica Nova SAB de CV	415,500	1,629,646
NETHERLANDS (0.9%)

Consumer Staples (0.9%)

Unilever NV, CVA(a)	23,500	1,258,429
PORTUGAL (1.0%)

Communication Services (1.0%)

NOS SGPS SA(a)	202,737	1,315,120
SINGAPORE (1.2%)

Financials (1.2%)

Oversea-Chinese Banking Corp. Ltd.(a)	191,900	1,646,250
SOUTH KOREA (1.3%)

Materials (1.3%)

LG Chem Ltd.(a)	5,500	1,824,591
SPAIN (1.9%)

Financials (0.8%)

Banco Bilbao Vizcaya Argentaria SA(a)	180,400	1,070,701

Industrials (1.1%)

Ferrovial SA(a)	68,288	1,531,350
		2,602,051
SWEDEN (2.4%)

Consumer Staples (1.4%)

Essity AB, Class B(a)	70,800	1,958,932

Financials (1.0%)

Swedbank AB, A Shares(a)	59,300	1,347,085
		3,306,017
SWITZERLAND (5.7%)

Consumer Staples (1.2%)

Nestle SA(a)	18,000	1,569,310

Financials (2.1%)

UBS Group AG(a)	94,700	1,227,662
Zurich Insurance Group AG(a)	5,400	1,694,805
		2,922,467

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Health Care (2.4%)

Novartis AG(c), ADR	19,100	$1,671,632
Roche Holding AG(a)	5,900	1,569,610
		3,241,242
		7,733,019
UNITED KINGDOM (7.4%)

Communication Services (2.3%)

BT Group PLC, ADR	87,600	1,336,776
Vodafone Group PLC(a)	981,000	1,789,131
		3,125,907

Energy (1.1%)

BP PLC, ADR	36,600	1,504,992

Financials (1.0%)

Standard Chartered PLC(a)	173,300	1,397,684

Health Care (1.2%)

Dechra Pharmaceuticals PLC(a)	50,800	1,578,299

Industrials (1.8%)

EasyJet PLC(a)	67,300	1,115,107
Melrose Industries PLC(a)	633,666	1,404,538
		2,519,645
		10,126,527
UNITED STATES (49.3%)

Communication Services (3.4%)

Activision Blizzard, Inc.	13,500	637,740
Alphabet, Inc., Class C(b)	1,500	1,674,555
AT&T, Inc.	33,200	997,992
Comcast Corp., Class A	37,000	1,353,090
		4,663,377

Consumer Discretionary (8.6%)

Aptiv PLC(c)	22,300	1,764,599
Dollar General Corp.	12,500	1,442,875
Lennar Corp., Class A(c)	28,800	1,365,696
Lowe’s Cos., Inc.(c)	15,600	1,500,096
MGM Resorts International	54,700	1,610,368
Target Corp.	18,800	1,372,400
TJX Cos., Inc. (The)	25,000	1,243,250
Whirlpool Corp.	10,400	1,383,304
		11,682,588

Consumer Staples (3.2%)

Kraft Heinz Co. (The)	32,500	1,561,950
Molson Coors Brewing Co., Class B	16,500	1,099,065
Mondelez International, Inc., Class A	37,800	1,748,628
		4,409,643

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Energy (3.9%)

EOG Resources, Inc.	14,500	$1,438,400
Helmerich & Payne, Inc.	14,900	834,251
Kinder Morgan, Inc.	92,600	1,676,060
Schlumberger Ltd.(c)	29,100	1,286,511
		5,235,222

Financials (7.4%)

American International Group, Inc.	26,200	1,132,626
Bank of America Corp.	54,400	1,548,768
Citigroup, Inc.	23,400	1,508,364
Evercore, Inc., Class A	12,800	1,144,960
Huntington Bancshares, Inc.	95,500	1,264,420
Progressive Corp. (The)	26,900	1,810,101
Wells Fargo & Co.	32,900	1,609,139
		10,018,378

Health Care (4.7%)

Allergan PLC(c)	9,700	1,396,606
Medtronic PLC(c)	15,600	1,378,884
Pfizer, Inc.	29,200	1,239,540
UnitedHealth Group, Inc.	6,600	1,783,320
Universal Health Services, Inc., Class B	5,000	662,650
		6,461,000

Industrials (3.0%)

Delta Air Lines, Inc.(c)	28,900	1,428,527
FedEx Corp.(c)	7,900	1,402,803
Raytheon Co.(c)	7,400	1,219,224
		4,050,554

Information Technology (10.1%)

Amdocs Ltd.	10,967	612,836
Apple, Inc.(c)	15,300	2,546,532
Broadcom, Inc.(c)	6,200	1,663,150
Cisco Systems, Inc.	33,300	1,574,757
Intel Corp.(c)	36,900	1,738,728
Leidos Holdings, Inc.	18,200	1,055,600
Microsoft Corp.(c)	14,900	1,556,007
Park Electrochemical Corp.	62,956	1,434,138
TE Connectivity Ltd.	20,000	1,619,000
		13,800,748

Real Estate (1.9%)

Digital Realty Trust, Inc.(c), REIT	12,100	1,310,914
GEO Group, Inc. (The), REIT	58,000	1,307,900
		2,618,814

Utilities (3.1%)

Clearway Energy, Inc., Class A	40,800	599,760
CMS Energy Corp.(c)	19,500	1,016,730
FirstEnergy Corp.	23,000	901,600

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2019

NextEra Energy, Inc.(c)	9,300	$1,664,514
		4,182,604
		67,122,928
Total Common Stocks		136,208,952
EXCHANGE-TRADED FUNDS (1.0%)

UNITED STATES (1.0%)
iShares Nasdaq Biotechnology ETF	12,200	1,338,218
Total Exchange-Traded Funds		1,338,218
PREFERRED STOCKS (1.3%)

SOUTH KOREA (1.3%)

Information Technology (1.3%)

Samsung Electronics Co., Ltd.(a)	52,400	1,775,605
Total Preferred Stocks		1,775,605
Total Long-Term Investments—102.2% (cost $127,668,560)		139,322,775
Total Investments—102.2% (cost $127,668,560)		139,322,775
Liabilities in Excess of Other Assets—(2.2)%		(3,028,228)
Net Assets—100.0%		$136,294,547

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	All or a portion of the security has been designated as collateral for the line of credit.

ADR	American Depositary Receipt
CVA	Dutch Certificate
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation

United States Dollar/Euro
04/11/2019	Citibank	USD	3,104,649	EUR	2,700,000	$3,108,155	$(3,506)

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2019

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Investments in Securities
Common Stocks	$81,060,190	$55,148,762	$—	$136,208,952
Exchange-Traded Funds	1,338,218	—	—	1,338,218
Preferred Stocks	—	1,775,605	—	1,775,605
Total	$82,398,408	$56,924,367	$—	$139,322,775
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,506)	$—	$(3,506)
Other Financial Instruments
Amounts listed as “-” are $0 or round to $0.

For the period ended January 31, 2019, there were no significant changes to the fair valuation methodologies.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Dynamic Dividend Fund

By:	/s/ Christian Pittard

Christian Pittard,
Principal Executive Officer of
Aberdeen Global Dynamic Dividend Fund

Date: March 28 , 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard

Christian Pittard,
Principal Executive Officer of
Aberdeen Global Dynamic Dividend Fund

Date: March 28 , 2019

By:	/s/ Andrea Melia

Andrea Melia,
Principal Financial Officer of
Aberdeen Global Dynamic Dividend Fund

Date: March 28 , 2019